Pending Litigation (Details Narrative) (USD $)		12 Months Ended		12 Months Ended
	Jul. 20, 2001	Jul. 31, 2011 Termination Of Employee	May 20, 2011 Termination Of Employee	Jul. 31, 2011 Breach of contract and detinue	Jul. 31, 2011 Punitive Damages	Jul. 31, 2012 Sale Of Estate	Nov. 16, 2012 Damages for Unpaid Invoices	Jul. 31, 2012 Damages for Unpaid Invoices
Shares of CBI owned by former business associate	50.00%
Shares of CBI owned by Company	50.00%
Value of damages sought		$ 7,000,000		$ 550,000	$ 50,000	$ 1,730,000		$ 429,000
Counterclaim proceeding			2,300,000	200,000
Lawsuit filing date		20-May-11		1-Jun-11		31-Aug-11		31-Dec-11
Name of Plaintiff		Ms. Perri		Golden Bull Estates		Antonio Perri		Vendor
Settlement of litigation							125,000
Interest per annum, failure to pay settlement								3.00%
Fixed cost per annum, failure to pay settlement								$ 25,000